Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
List of Particular Subsidiaries Principally Affect Results, Assets or Liabilities
All the subsidiaries of the Company are unlisted. The following list contains only the particulars of subsidiaries which principally affect the results, assets or liabilities of the Group.

Name of company	Place of establishment/ operation	Registered capital		Proportion of ownership interest held by the Company	Principal activity
China Southern Airlines Henan Airlines Company Limited (i)	PRC	RMB	6,000,000,000	60%	Airline transportation
Xiamen Airlines Company Limited (“Xiamen Airlines”) (i)	PRC	RMB	14,000,000,000	55%	Airline transportation
Chongqing Airlines Company Limited (i)	PRC	RMB	1,200,000,000	60%	Airline transportation
Shantou Airlines Company Limited (i)	PRC	RMB	280,000,000	60%	Airline transportation
Zhuhai Airlines Company Limited (i)	PRC	RMB	250,000,000	60%	Airline transportation
Guizhou Airlines Company Limited (i)	PRC	RMB	1,281,000,000	60%	Airline transportation
Guangzhou Nanland Air Catering Company Limited (ii)	PRC	RMB	240,000,000	70.50%	Air catering
Beijing Southern Airlines Ground Services Company Limited (i)	PRC	RMB	100,000,000	100%	Airport ground services
Nan Lung International Freight Limited	Hong Kong	HKD	3,270,000	51%	Freight services
China Southern Airlines General Aviation Company Limited (“CSAGA”) (i) & (iii)	PRC	RMB	1,342,280,000	57.88%	General aviation

Name of company	Place of establishment/ operation	Registered capital		Proportion of ownership interest held by the Company	Principal activity
SAIETC (i)	PRC	RMB	30,000,000	100%	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited (i)	PRC	RMB	469,848,400	100%	Flight simulation services
China Southern Airlines Xiongan Airlines Company Limited (i)	PRC	RMB	10,000,000,000	100%	Airline transportation
China Southern Air Logistics Co., Ltd. (“Logistics Company”) (i) & (iv)	PRC	RMB	1,818,181,820	55%	Logistics operations
Shenyang Northern Aircraft Maintenance Co., Ltd. (“Shenyang Aircraft Maintenance”) (i) & (vii)	PRC	RMB	31,520,545	100%	Aircraft repair and maintenance services
Guangdong Southern Airline Pearl Aviation Services Company Limited (“Pearl Aviation Services”) (i) & (viii)	PRC	RMB	5,000,000	100%	Hotel management services
Southern Airlines Nansha Finance Leasing (Guangzhou) Co.,Ltd. (i)	PRC	RMB	2,000,000,000	100%	Leasing services

(i)	These subsidiaries are PRC limited liability companies.
(ii)	This subsidiary is a sino-foreign equity joint venture company established in the PRC.
(iii)	CSAGA

Summary of Group's Non-controlling Interests and Total Equity Attributable to Equity Shareholders
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Cash consideration received from third parties on partial disposal of equity interests	332
Capital injection from third parties	510
Less: Portion of net assets of CSAGA disposed	667

Other reserves in equity	175

Shenyang Northern Aircraft Maintenance Co Ltd [member]
Statement [LineItems]
Financial Information Related to Acquisition
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition RMB million
Non-current assets	31
Current assets	41
Non-current liabilities	(6)
Current liabilities	(3)

Total net identifiable assets	63

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(14)
Cash and cash equivalents acquired	26

Net cash inflow	12

Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Statement [LineItems]
Financial Information Related to Acquisition
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition RMB million
Non-current assets	19
Current assets	252
Current liabilities	(257)

Total net identifiable assets	14

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(9)
Cash and cash equivalents acquired	173

Net cash inflow	164

Xiamen Airlines Company Limited [member]
Statement [LineItems]
Financial Information Related to Subsidiary with Material non-controlling Interests
•	Set out below are the summarized financial information for Xiamen Airlines.

	2021 RMB million	2020 RMB million
Non-controlling interests percentage	45%	45%

Current assets	3,137	2,292
Non-current assets	48,775	50,975
Current liabilities	(18,601)	(16,033)
Non-current liabilities	(13,781)	(18,431)
Net assets	19,530	18,803
Carrying amount of non-controlling interests	9,103	8,809

Revenue	21,037	20,675
Loss for the year	(938)	(181)
Total comprehensive income	(1,071)	(304)
Loss allocated to non-controlling interests	(455)	(109)
Dividend paid to non-controlling interests	—	31

Net cash generated from operating activities	4,291	4,268
Net cash used in investing activities	(1,099)	(1,430)
Net cash used in financing activities	(2,529)	(3,201)

China Southern Air Logistics Co Ltd [member]
Statement [LineItems]
Financial Information Related to Subsidiary with Material non-controlling Interests
•	Set out below are the summarized financial information for Logistics Company (Note23(iv)).

	2021 RMB million	2020 RMB million (Note)
Non-controlling interests percentage	45%	45%

Current assets	12,124	8,479
Non-current assets	2,046	732
Current liabilities	(3,505)	(2,708)
Non-current liabilities	(91)	(112)
Net assets	10,574	6,391
Carrying amount of non-controlling interests	4,814	2,892

Revenue	19,659	15,397
Profit for the year	5,693	4,013
Total comprehensive income	5,693	4,013
Profit allocated to non-controlling interests	2,572	16
Dividend paid to non-controlling interests	650	2

Net cash generated from operating activities	6,872	5,241
Net cash used in investing activities	(3,390)	(1,468)
Net cash (used)/generated from financing activities	(2,486)	1,122
Note:
On December 24, 2020, certain third parties made capital injections into
Logistics Company
, causing a decrease of the Company’s equity interests in
Logistics Company
from 100% to 55%. Changes in the Company’s equity interests do not result in a loss of control of
Logistics Company
.

Summary of Group's Non-controlling Interests and Total Equity Attributable to Equity Shareholders
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Capital injection from third parties	3,355
Less: Portion of net assets of Logistics Company disposal	2,830

Other reserves in equity	525

Guangzhou Baiyun International Logistic Company Limited [member]
Statement [LineItems]
Summary of Group's Non-controlling Interests and Total Equity Attributable to Equity Shareholders
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Cash consideration paid	260
Less: Portion of net assets of Baiyun Logistic acquired	105

Other reserves in equity	155